OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER CURRENT LIABILITIES [Abstract]
Employees related liabilities	$ 25,957	$ 28,101
Interest payable (primarily in relation to debentures)	3,727	3,914
Other	4,267	4,225
Other current liabilities	$ 33,951	$ 36,240